Results From Financial Transactions - Summary of Financial Transactions Results (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of result from financial transaction [Line Items]
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	€ 785	€ 191	€ 279
Realized gains and (losses) on financial investments	510	132	399
Gains and (losses) on investments in real estate	253	74	317
Net fair value change of derivatives	(1,468)	128	1,130
Net fair value change on account of policyholder financial assets at fair value through profit or loss	23,811	20,982	33,188
Net fair value change on investments in real estate for account of policyholders	46	(36)	(18)
Net foreign currency gains and (losses)	347	(93)	77
Net fair value change on borrowings and other financial liabilities	(13)	18	15
Total	24,270	21,397	€ 35,386
Aegon N.V [member]
Disclosure of result from financial transaction [Line Items]
Net fair value change of derivatives	5	(2)
Net foreign currency gains and (losses)	(1)	4
Total	€ 3	€ 2